Other Information - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Due to related parties		$ 1,816
Accrued interest	21,809	19,592
Other accrued liabilities	30,771	25,992
Accounts payable and accrued liabilities, Total	$ 52,580	$ 47,400